Member's Interest (Share Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ShareBasedCompensationAbstract
Total share based compensation expense	$ 28,540	$ 20,667	$ 34,246
Direct operating expenses [Member]
ShareBasedCompensationAbstract
Total share based compensation expense	11,011	10,013	11,996
Selling, general & administrative expenses [Member]
ShareBasedCompensationAbstract
Total share based compensation expense	6,378	5,359	7,109
Corporate expenses [Member]
ShareBasedCompensationAbstract
Total share based compensation expense	$ 11,151	$ 5,295	$ 15,141